Restatement of Previously Issued Financial Statements (Details Narrative) - Big Cypress Acquisition Corp [Member]	9 Months Ended
Sep. 30, 2021 USD ($) $ / shares
Common stock redemption value per share | $ / shares	$ 10.10
Tangible Asset Impairment Charges | $	$ 5,000,001